May 17, 2016

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	LocalShares Investment Trust (the “Registrant”)
File Nos. 333-184163, 811-22755
Interactive Data Files for Previous 497 Filing

The Registrant is incorporating by reference the supplement filed on May 5, 2016 (SEC Accession No. 0001398344-16-012914). Pursuant to Rule 497 under the Securities Act of 1933, as amended, the Registrant is filing interactive data files that relate to Form N-1A in the supplement that the Registrant is incorporating by reference.

Very truly yours,

Elizabeth S. Courtney
Chairman & CEO
LocalShares Investment Trust

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase